Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment, Net

The components of property and equipment, net were as follows:

	As of December 31, 2023	As of March 31, 2023
Computers	648,120	370,516
Office equipment	440,230	153,432
Furniture & fixtures	198,364	69,338
Electrical equipment	30,983	6,312
Leasehold improvements	31,772	21,381
Total	1,349,469	620,979
Less: accumulated depreciation	(824,985)	(388,486)
Property and equipment, net	524,484	232,493

The components of property and equipment, net were as follows:

	As of March 31, 2023	As of March 31, 2022
Computers	370,516	375,786
Office equipment	153,432	97,825
Furniture & fixtures	69,338	57,768
Electrical equipment	6,312	6,845
Leasehold improvements	21,381	23,187
Total	620,979	561,411
Less: accumulated depreciation	(388,486)	(402,419)
Property and equipment, net	232,493	158,992